Employee benefit plans and compensation plans - Defined benefit plans - Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Defined benefit plans
Change in benefit obligation
Projected benefit obligation, beginning of year	$ 20.3	$ 17.5
Service cost	1.3	1.6
Interest cost	0.3	0.4
Actuarial losses	(0.9)	2.9
Benefit payments	(0.5)	(1.2)
Tax payments	(0.2)	(0.3)
Currency revaluation effect	2.5	(0.6)
Projected benefit obligation, end of year	22.8	20.3	$ 17.5
Change in plan assets
Fair value of plan assets, beginning of year	17.7	16.4
Employer contributions	0.8	1.4
Benefit payments	(0.4)	(0.4)
Interest income	0.8	1.0
Currency revaluation effect	2.6	(0.7)
Fair value of plan assets, end of year	21.5	17.7	16.4
Funded status at the end of year	(1.3)	(2.6)
Foreign Plan | Defined benefit plans
Change in benefit obligation
Actuarial losses	2.6	(0.5)	$ (0.8)
Sweden
Change in plan assets
Funded status at the end of year	3.5	2.5
Germany
Change in plan assets
Funded status at the end of year	$ (4.8)	$ (5.1)